Segmented Information (Details) - Schedule of Sales by Metal - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Sales by Metal [Line Items]
Sales generated	$ 215,187	$ 208,129
Gold [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	13,024	6,647
Silver [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	124,234	113,592
Lead [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	52,394	56,843
Zinc [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	19,102	24,823
Other [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	6,433	6,224
Henan Luoning [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	187,793	174,868
Henan Luoning [Member] | Gold [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	13,024	6,647
Henan Luoning [Member] | Silver [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	116,364	105,776
Henan Luoning [Member] | Lead [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	46,972	50,477
Henan Luoning [Member] | Zinc [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	6,904	7,881
Henan Luoning [Member] | Other [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	4,529	4,087
Guangdong [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	27,394	33,261
Guangdong [Member] | Gold [Member]
Schedule of Sales by Metal [Line Items]
Sales generated
Guangdong [Member] | Silver [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	7,870	7,816
Guangdong [Member] | Lead [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	5,422	6,366
Guangdong [Member] | Zinc [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	12,198	16,942
Guangdong [Member] | Other [Member]
Schedule of Sales by Metal [Line Items]
Sales generated	$ 1,904	$ 2,137